Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2025
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share

23 Earnings (loss) per share

	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024 (1)	2025	2024 (1)
Net income attributable to Company shareholders	1,609,192	1,354,020	580,887	692,923
Weighted average - common shares outstanding	1,109,058,185	1,109,058,185	1,109,058,185	1,109,058,185

Basic and diluted earnings (loss) per share - (US$)	1.45	1.22	0.52	0.62

(1)	The weighted average number of common shares outstanding for 2024 was retrospectively adjusted to reflect the 2025 share structure for comparability.